Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee reviews proposed long-term equity incentive awards in the first quarter of each year. In determining the mix and size of such awards, the Compensation Committee considers the underlying financial and operational performance of the Company, prevailing practices of the Company’s compensation peer group and broader industry, potential shareholder dilution caused by grants of equity awards, and individual performance by our executive officers. As a general practice, the Compensation Committee endeavors to provide our senior management team, including our named executive officers, with market competitive equity incentive awards. The Compensation Committee also determines the appropriate mix of equity incentive awards between share options, RSUs and PSUs, informed in part by market practices and our overall compensation objectives.
Equity incentive awards are granted in two grants of an equal number of share options and RSUs, typically April 1 and September 1 of each year. PSU awards are typically granted in their entirety on April 1 of each year. The Company does not grant equity-based awards in anticipation of the release of material nonpublic information and does not time the disclosure of material non-public information for purposes of affecting the value of executive compensation. In addition, during 2024, the Company did not grant share options to any named executive officer during the four business days prior to or the one business day following the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material non-public information.

Award Timing Method	Equity incentive awards are granted in two grants of an equal number of share options and RSUs, typically April 1 and September 1 of each year. PSU awards are typically granted in their entirety on April 1 of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the Compensation Committee considers the underlying financial and operational performance of the Company, prevailing practices of the Company’s compensation peer group and broader industry, potential shareholder dilution caused by grants of equity awards
MNPI Disclosure Timed for Compensation Value	false